Short Term Debt (Short-term debt and the related weighted-average interest rates) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term Debt	$ 1,186	$ 1,241
Short-term Debt, Weighted Average Interest Rate	3.34%	2.42%
TECO Energy Inc. and TECO Finance Inc. [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 805	$ 820
Short-term Debt, Weighted Average Interest Rate	3.43%	2.58%
Tampa Electric Division [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 302	$ 382
Short-term Debt, Weighted Average Interest Rate	3.10%	2.07%
New Mexico Gas Company [Member] | Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 79	$ 38
Short-term Debt, Weighted Average Interest Rate	3.40%	2.47%
Nova Scotia Power Inc. [Member] | Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 1
Short-term Debt, Weighted Average Interest Rate	0.00%	0.00%